SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 24, 2026	Jul. 17, 2026	Jul. 14, 2026	Oct. 02, 2026	Sep. 29, 2026	Sep. 28, 2026	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Ordinary shares							132,425,321	132,425,321
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares							39,492,471
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Private placement offering			12,300,000
Purchase price			$ 0.20
Ordinary shares			221,400,000	136,986,301
Sale of securities		$ 200,000,000
Events after reporting period [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares			27,675,000	1,095,890,408		9,819,960
Shares represented by depositary						1,227,495
Events after reporting period [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants	$ 2,460,000
Events after reporting period [member] | Restricted share units [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares					9,819,960	9,819,960
Shares represented by depositary					1,227,495	1,227,495